Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 865,000	$ 358,000
Income (loss) before income taxes	1,109,000	$ (1,891,000)
Liabilities for uncertain tax positions	2,300,000		$ 2,300,000
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0